Debt (Tables)	12 Months Ended
Dec. 31, 2013
Components of Long-Term Debt

Long-term debt is comprised of the following:

December 31 (millions)	2013	2012
6.25% senior notes due 2017	$210.0	$210.0
Other	–	.3
Total	210.0	210.3
Less – current maturities	–	.3
Total long-term debt	$210.0	$210.0